Long-Term Incentive Plans (LTIPs) - 2021 HeadHunter RSU Plan Movement-BSM pricing model (Details) ₽ / shares in Units, ₽ in Thousands														12 Months Ended
	Dec. 12, 2022 RUB (₽)	Dec. 06, 2022 RUB (₽)	Sep. 09, 2022 RUB (₽)	Sep. 07, 2022 RUB (₽)	Jun. 09, 2022 RUB (₽)	Jun. 07, 2022 RUB (₽)	Mar. 04, 2022 RUB (₽)	Jan. 25, 2022 RUB (₽)	Dec. 20, 2021 RUB (₽)	Nov. 25, 2021 RUB (₽)	Nov. 20, 2021 RUB (₽)	Jul. 27, 2021 RUB (₽)	Jan. 25, 2021 RUB (₽)	Dec. 31, 2022 RUB (₽) Y ₽ / shares	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value | ₽														₽ 104,497
Initial fair value | ₽														355,457
Employee expenses | ₽														₽ 896,067	₽ 177,972	₽ 0
2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate														0.50
2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate														0.03
Series one restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility												0.40
Series one restricted stock units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield												0.0231
Total fair value | ₽												₽ 885,968
Series one restricted stock units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0059
Expected life at grant date (years)														3.88
Fair value (per RSU)														₽ 3,617
Series one restricted stock units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0008
Expected life at grant date (years)														0.87
Fair value (per RSU)														₽ 3,374
Series two restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility										0.43
Series two restricted stock units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield										0.0231
Total fair value | ₽										₽ 285,028
Series two restricted stock units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0103
Expected life at grant date (years)														3.53
Fair value (per RSU)														₽ 3,795
Series two restricted stock units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0016
Expected life at grant date (years)														0.53
Fair value (per RSU)														₽ 3,541
Series three restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility					0.43						0.43
Expected dividend yield											0.0231
Series three restricted stock units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield					0.0231
Total fair value | ₽									₽ 598,210		₽ 598,210
Series three restricted stock units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0106
Expected life at grant date (years)														3.51
Fair value (per RSU)														₽ 3,774
Series three restricted stock units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0006
Expected life at grant date (years)														0.26
Fair value (per RSU)														₽ 3,501
Series Four Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility													0.43
Expected dividend yield													0.0225
Series Four Restricted Stock Units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total fair value | ₽								₽ 63,859					₽ 63,859
Series Four Restricted Stock Units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0011
Expected life at grant date (years)														4.93
Fair value (per RSU)														₽ 2,912
Series Four Restricted Stock Units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0155
Expected life at grant date (years)														0.18
Fair value (per RSU)														₽ 2,616
Series Five Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility							0.43
Expected dividend yield							0.0225
Series Five Restricted Stock Units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total fair value | ₽							₽ 24,546
Series Five Restricted Stock Units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0138
Expected life at grant date (years) | Y														1.83
Fair value (per RSU)														₽ 3,482
Series Five Restricted Stock Units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0009
Expected life at grant date (years) | Y														0.08
Fair value (per RSU)														₽ 3,347
Series Six Restricted Stock Units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total fair value | ₽					₽ 32,880
Series Six Restricted Stock Units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0299
Expected life at grant date (years) | Y														3.06
Fair value (per RSU)														₽ 2,407
Series Six Restricted Stock Units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0105
Expected life at grant date (years) | Y														0.06
Fair value (per RSU)														₽ 2,246
Series Seven Restricted Stock Units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility						0.43
Expected dividend yield						0.0225
Total fair value | ₽						₽ 29,917
Series Seven Restricted Stock Units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0263
Expected life at grant date (years) | Y														1.82
Fair value (per RSU)														₽ 2,407
Series Seven Restricted Stock Units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0065
Expected life at grant date (years) | Y														0.07
Fair value (per RSU)														₽ 2,314
Series Eight Restricted Stock Units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility				0.43
Expected dividend yield				0.0225
Total fair value | ₽				₽ 50,530
Series Eight Restricted Stock Units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.036
Expected life at grant date (years) | Y														1.82
Fair value (per RSU)														₽ 1,299
Series Eight Restricted Stock Units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.023
Expected life at grant date (years) | Y														0.07
Fair value (per RSU)														₽ 1,248
Series Nine Restricted Stock Units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility			0.43
Expected dividend yield			0.0225
Total fair value | ₽			₽ 60,199
Series Nine Restricted Stock Units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0412
Expected life at grant date (years) | Y														3.76
Fair value (per RSU)														₽ 1,279
Series Nine Restricted Stock Units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0393
Expected life at grant date (years) | Y														0.76
Fair value (per RSU)														₽ 1,195
Series Ten Restricted Stock Units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		0.43
Expected dividend yield		0.0225
Total fair value | ₽		₽ 34,252
Series Ten Restricted Stock Units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0474
Expected life at grant date (years) | Y														1.82
Fair value (per RSU)														₽ 1,370
Series Ten Restricted Stock Units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0387
Expected life at grant date (years) | Y														0.07
Fair value (per RSU)														₽ 1,317
Series Eleven Restricted Stock Units [Member] | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	0.43
Expected dividend yield	0.0225
Total fair value | ₽	₽ 47,275
Series Eleven Restricted Stock Units [Member] | 2021 RSU Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0476
Expected life at grant date (years) | Y														3.51
Fair value (per RSU)														₽ 1,338
Series Eleven Restricted Stock Units [Member] | 2021 RSU Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate														0.0411
Expected life at grant date (years) | Y														0.51
Fair value (per RSU)														₽ 1,251